NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FORTIS ACQUISITION OF UNS ENERGY (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 15, 2014
Portion of Net Income Entity can Dividend to Parent	60.00%
Length in Periods of Restrictions On Payment Of Dividends (in Years)	5
Required Equity Capitalization for Regulated Utilities Prior to Dividend Payment	50.00%
Required Equity Investment By Acquiring Company Per Merger Settlement Agreement Subject to Regulatory Approval				$ 220,000,000
Contribution To Parent of Filer	287,000,000
Equity Investment from UNS Energy	225,000,000	0	0
Merger-Related Costs Recorded through Closing of Merger	15,000,000
Share Based Comp Accelerated Vesting Expense	2,000,000
Total share-based compensation expense	5,000,000	3,000,000	2,000,000
Total Bill Credit Refunds Over 5 Years [Member]
Fortis Acquisition Direct Customer Bill Credits	19,000,000
Years Over Which Fortis Acquisition Bill Credit Are Paid	5 years
Bill Credit Refunds in Year 1 [Member]
Fortis Acquisition Direct Customer Bill Credits	6,000,000
Annual Bill Credit Refunds in Years 2 Through 5 [Member]
Fortis Acquisition Direct Customer Bill Credits	3,000,000
Fortis Inc. [Member]
Business Acquisition, Share Price				$ 60.25
UNS Energy to TEP [Member]
Equity Investment from UNS Energy	$ 225,000,000